NOTES RECEIVABLE, NET - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
NOTES RECEIVABLE, NET - THIRD PARTIES
Schedule of notes receivable, net - third parties

Components of notes receivables, net-third parties are detailed as follows (RMB in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Notes receivable	6,697,096	4,088,902
Provision for notes receivable	—	—
Notes receivable, net	6,697,096	4,088,902

Summary of allowance for credit losses related to notes receivable

The following table summarizes the activity in the allowance for credit losses related to notes receivable for the year ended December 31, 2021, 2022 and 2023 (RMB in thousands):

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
At beginning of year	182	1,040	—
Addition	858	—	—
Reversal	—	(1,040)	—
At end of year	1,040	—	—